EMPLOYEE BENEFIT PLANS - Pension Plans in which Accumulated Benefit Obligations Exceed Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Pension Benefit, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,315.9	$ 1,463.4
Accumulated benefit obligation	1,315.9	1,460.7
Fair value of plan assets	1,052.9	1,057.1
Pension Benefit, Non-U.S Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	1,507.6	1,125.9
Accumulated benefit obligation	1,461.6	1,084.2
Fair value of plan assets	$ 1,066.2	$ 769.8